Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities	$ 365,104	$ 341,806
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	365,102	341,804
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	364,861	341,661
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	364,859	341,659
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	243	145
Debt securities, net of allowance	243	145
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	362,910	339,426
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	362,910	339,426
Non Investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	2,117	2,318
Non Investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,951	2,235
Non Investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	166	83
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	77	62
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 77	$ 62